PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT
Depreciation expense	$ 882	$ 1,984	$ 6,067	$ 8,302
Losses on the sale and disposal of assets			123	100
Loss and impairment on lease termination			17,063
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
PROPERTY AND EQUIPMENT
Depreciation expense	850	1,775
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpenses
PROPERTY AND EQUIPMENT
Depreciation expense			5,511	7,464
Location, Statement of Income, Balance [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
PROPERTY AND EQUIPMENT
Depreciation expense	$ 32	$ 209	$ 556	$ 838